SCHEDULE OF STOCK OPTION AND WARRANTS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Stock Option And Warrants
Outstanding shares, beginning		854,177,778	734,177,778	210,177,778
Weighted average exercise price, beginning		$ 0.011	$ 0.0012	$ 0.018
Stock compensation options outstanding, weighted average remaining contractual term, ending balance	7 years 3 days		7 years 4 months 6 days
Stock options outstanding granted,shares		684,000,000	120,000,000	524,000,000
Stock options weighted average exercise price outstanding granted balance,shares		$ 0.001	$ 0.0081	$ 0.009
Stock options outstanding exercised,shares
Stock options weighted average exercise price outstanding exercised balance,shares
Stock options outstanding forfeited or expired,shares		(634,000,000)
Stock options weighted average exercise price outstanding forfeited or expired balance,shares		$ 0.009
Outstanding shares, ending	904,177,778	904,177,778	854,177,778	734,177,778
Weighted average exercise price, ending	$ 0.004	$ 0.004	$ 0.011	$ 0.0012
Aggregate intrinsic value, Outstanding as of December 31, 2021	$ 342,000	$ 342,000	$ 302,400
Outstanding shares, Exercisable	851,538,893	851,538,893	379,538,904
Weighted average exercise price, exercisable	$ 0.004	$ 0.004	$ 0.013
Stock compensation options exercisable, weighted average remaining contractual term, ending balance	7 years 14 days		6 years 5 months 1 day
Aggregate intrinsic value, exercisable	$ 339,708	$ 339,708	$ 109,200